Variable Interest Entity (“VIE”) (Tables)	6 Months Ended
Jun. 30, 2022
Variable interest entity [Abstract]
Schedule of Condensed Balance Sheet
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Current assets	82,728,636	39,001,150	5,811,179
Property and equipment, net	24,385,762	23,767,354	3,541,341
Other noncurrent assets	493,404,511	626,399,553	93,333,664
Total assets	600,518,909	689,168,057	102,686,184
Total liabilities	(614,667,803)	(610,892,197)	(91,023,064)
Net assets	(14,148,894)	78,275,860	11,663,120

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Current liabilities:
Accounts payable	15,072,302	19,852,132	2,957,972
Deferred revenues	9,713,168	7,685,676	1,145,167
Other payables and accrued liabilities	9,240,553	10,040,969	1,496,106
Other payables – related parties	12,725,539	-	-
Current portion of shareholder loans	20,000,000	3,853,724	574,206
Operating lease liabilities	108,556	26,853	4,001
Taxes payable	5,858,717	5,342,616	796,051
Intercompany payable*	474,812,478	549,490,226	81,874,158
Total current liabilities	547,531,313	596,292,196	88,847,661
Non-current shareholder loan	67,136,490	14,600,000	2,175,403
Total liabilities	614,667,803	610,892,196	91,023,064

*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement
	For the six months ended June 30, 2021	For the six months ended June 30, 2022	For the six months ended June 30, 2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Operating revenues	123,939,836	26,624,433	3,967,046
Gross profit	24,417,262	13,923,800	2,074,649
Income from operations	1,330,677	5,237,687	780,416
Net income	154,867	1,931,944	287,860

Schedule of Condensed Cash Flow Statement
	For the six months ended June 30, 2021	For the six months ended June 30, 2022	For the six months ended June 30, 2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Net cash provided by operating activities	31,877,089	57,426,128	8,556,505
Net cash used in investing activities	(40,313,501)	(28,795,961)	(4,290,604)
Net cash used in financing activities	(3,188,573)	(68,682,766)	(10,233,746)
Effect of exchange rate on cash and cash equivalents	(22,466)	50,613	7,541
Net decrease in cash and cash equivalents	(11,647,451)	(40,001,983)	(5,960,304)
Cash and cash equivalents, beginning of period	59,249,721	56,408,415	8,404,865
Cash, cash equivalents and restricted cash, end of period	47,602,270	16,406,429	2,444,562

Schedule of cash, cash equivalents and restricted cash
	For the six months ended June 30
	2021	2022	2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Cash and cash equivalents	47,602,270	15,963,869	2,378,620
Restricted cash	-	442,560	65,942
Total cash, cash equivalents and restricted cash	47,602,270	16,406,429	2,444,562